Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

June 3, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Return Stacked® Bonds & Futures Yield ETF, Return Stacked® Bonds & Managed Futures ETF, Return Stacked® Bonds & Merger Arbitrage ETF, Return Stacked® Global Stocks & Bonds ETF, Return Stacked® U.S. Stocks & Futures Yield ETF and Return Stacked® U.S. Stocks & Managed Futures ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective May 30, 2025, and filed electronically as Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A on May 27, 2025.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC